MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND          TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS MARCH 31, 2001               NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

For most investors, the six-month period ended March 31, 2001, was an extraordinarily difficult time to be in the market. Concerns over profitability and high valuations, uncertainty surrounding the outcome of the U.S. presidential election and increasing evidence of a slowing economy led to broad market declines. This backdrop was particularly unfavorable for technology and telecommunications stocks. However, the rotation out of new-economy stocks has continued to benefit old-economy companies in such sectors as finance, utilities and energy. Despite the Fed's lowering of rates by 150 basis points during the period, the Standard & Poor's 500 Index (S&P 500) and Nasdaq composite index crossed the threshold into bear-market territory.

PERFORMANCE

For the six-month period ended March 31, 2001, Morgan Stanley Dean Witter Income Builder Fund's Class B shares posted a total return of 3.35 percent, versus -18.74 percent for the S&P 500.* For the same period, the Fund's Class A, C and D shares posted total returns of 3.68 percent, 3.38 percent and 3.78 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's outperformance relative to its benchmark can be attributed largely to its lack of exposure to technology stocks, which generally pay little if any dividends. Because the Fund's primary objective is providing reasonable income, these stocks are typically not included in the portfolio. The Fund's value-oriented style of stock selection also buoyed its performance relative to the S&P 500.

----------------
* The Standard & Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
LETTER TO THE SHAREHOLDERS MARCH 31, 2001, CONTINUED

PORTFOLIO STRATEGY

On March 31, 2001, the Fund's large-cap stock segment was almost fully invested, as it has been since the Fund's inception. Portfolio transactions during the period included the purchase of Burlington Resources, Pitney Bowes, Sears and Sprint. The Fund eliminated its positions in AT&T, Ryder, Supervalu, Xerox and Vulcan Materials.

During the period, basic materials, energy and consumer staples stocks were positive contributors to performance, while the portfolio's exposure to communication services and health care had a negative effect. The Fund continues to overweight energy, because we believe this sector can continue to provide stable returns in a slower economic growth scenario.

The convertible portion of the Fund provided downside protection during the market sell-off, owing to its focus on high current income and reasonably priced underlying equities. In addition, a proliferation of high-credit-quality issues helped convertibles outperform the broader equity markets during the period.

LOOKING AHEAD

With inflation seemingly poised to remain low in the face of continued weakness in the economy, we anticipate that we may see further interest-rate reductions by the Federal Reserve Board. As the period was ending, there was a lively debate among economists on whether the economy was in a recession and what shape any ensuing economic recovery might take. Given that the Fed has been closely monitoring the economy, we believe that the long-term outlook for the financial markets and the economy is favorable.

We appreciate your ongoing support of Morgan Stanley Dean Witter Income Builder Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FUND PERFORMANCE MARCH 31, 2001

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 3/31/01                             PERIOD ENDED 3/31/01
   --------------------                             --------------------
   1 Year                      5.72%(1)  0.17%(2)   1 Year                     4.96%(1)    (0.04)%(2)
   Since Inception (7/28/97)   4.72%(1)  3.20%(2)   Since Inception (6/26/96)  8.28%(1)    7.97 %(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 3/31/01                               PERIOD ENDED 3/31/01
   --------------------                               --------------------
   1 Year                     5.00%(1)    4.00%(2)    1 Year                     5.86%(1)
   Since Inception (7/28/97)  3.99%(1)    3.99%(2)    Since Inception (7/28/97)  4.99%(1)
   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND
   PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS
   THAN THEIR ORIGINAL COST.

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (51.7%)
           AUTO PARTS: O.E.M. (2.4%)
 200,000   Delphi Automotive Systems Corp...................................................................  $  2,834,000
  45,000   Johnson Controls, Inc............................................................................     2,810,700
                                                                                                              ------------
                                                                                                                 5,644,700
                                                                                                              ------------
           BEVERAGES: ALCOHOLIC (1.3%)
  65,000   Anheuser-Busch Companies, Inc....................................................................     2,985,450
                                                                                                              ------------
           CASINO/GAMING (0.0%)
   4,685   Fitzgerald Gaming Corp...........................................................................             5
                                                                                                              ------------
           CHEMICALS: MAJOR DIVERSIFIED (0.7%)
  50,000   Dow Chemical Co. (The)...........................................................................     1,578,500
                                                                                                              ------------
           DEPARTMENT STORES (1.2%)
  80,000   Sears, Roebuck & Co..............................................................................     2,821,600
                                                                                                              ------------
           ELECTRIC UTILITIES (4.6%)
  40,000   Dominion Resources, Inc..........................................................................     2,578,800
  45,000   FPL Group, Inc...................................................................................     2,758,500
  55,000   Reliant Energy, Inc..............................................................................     2,488,750
  95,000   TECO Energy, Inc.................................................................................     2,846,200
                                                                                                              ------------
                                                                                                                10,672,250
                                                                                                              ------------
           ELECTRICAL PRODUCTS (1.2%)
  45,000   Emerson Electric Co..............................................................................     2,788,200
                                                                                                              ------------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (1.1%)
  70,000   Rockwell International Corp......................................................................     2,544,500
                                                                                                              ------------
           ELECTRONICS/APPLIANCES (1.3%)
  60,000   Whirlpool Corp...................................................................................     2,999,400
                                                                                                              ------------
           FINANCE/RENTAL/LEASING (1.2%)
  35,000   Fannie Mae.......................................................................................     2,786,000
                                                                                                              ------------
           FINANCIAL CONGLOMERATES (1.2%)
  65,000   J.P. Morgan Chase & Co...........................................................................     2,918,500
                                                                                                              ------------
           FOOD: MAJOR DIVERSIFIED (1.1%)
 120,000   Sara Lee Corp....................................................................................     2,589,600
                                                                                                              ------------
           FOOD: MEAT/FISH/DAIRY (1.2%)
 150,000   ConAgra, Inc.....................................................................................     2,736,000
                                                                                                              ------------
           INDUSTRIAL CONGLOMERATES (1.3%)
  75,000   Honeywell International, Inc.....................................................................     3,060,000
                                                                                                              ------------
           INDUSTRIAL SPECIALTIES (0.8%)
  40,000   PPG Industries, Inc..............................................................................     1,843,600
                                                                                                              ------------
           LIFE/HEALTH INSURANCE (1.2%)
  65,000   Lincoln National Corp............................................................................     2,760,550
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
           MAJOR BANKS (2.7%)
  60,000   Bank of America Corp.............................................................................  $  3,285,000
  82,000   FleetBoston Financial Corp.......................................................................     3,095,500
                                                                                                              ------------
                                                                                                                 6,380,500
                                                                                                              ------------
           MAJOR TELECOMMUNICATIONS (2.6%)
 140,000   Sprint Corp. (FON Group).........................................................................     3,078,600
  60,000   Verizon Communications Inc.......................................................................     2,958,000
                                                                                                              ------------
                                                                                                                 6,036,600
                                                                                                              ------------
           MOTOR VEHICLES (1.3%)
 110,000   Ford Motor Co....................................................................................     3,093,200
                                                                                                              ------------
           OFFICE EQUIPMENT/SUPPLIES (1.3%)
  85,000   Pitney Bowes, Inc................................................................................     2,953,750
                                                                                                              ------------
           OIL & GAS PRODUCTION (2.4%)
  60,000   Burlington Resources, Inc........................................................................     2,685,000
  45,000   Kerr-McGee Corp..................................................................................     2,920,500
                                                                                                              ------------
                                                                                                                 5,605,500
                                                                                                              ------------
           OIL REFINING/MARKETING (2.6%)
  80,000   Ashland, Inc.....................................................................................     3,072,000
  85,000   Ultramar Diamond Shamrock Corp...................................................................     3,075,300
                                                                                                              ------------
                                                                                                                 6,147,300
                                                                                                              ------------
           PHARMACEUTICALS: MAJOR (2.5%)
  40,000   Merck & Co., Inc.................................................................................     3,036,000
  80,000   Schering-Plough Corp.............................................................................     2,922,400
                                                                                                              ------------
                                                                                                                 5,958,400
                                                                                                              ------------
           PHARMACEUTICALS: OTHER (0.5%)
  22,803   Elan Corp. PLC (Ireland).........................................................................     1,191,457
                                                                                                              ------------
           PUBLISHING: BOOKS/MAGAZINES (0.7%)
  60,872   Reader's Digest Assoc., Inc. (Class A)...........................................................     1,672,762
                                                                                                              ------------
           REAL ESTATE INVESTMENT TRUSTS (9.4%)
  70,000   Archstone Communities Trust......................................................................     1,722,000
  35,000   Avalonbay Communities, Inc.......................................................................     1,603,350
  40,000   Boston Properties, Inc...........................................................................     1,538,000
  75,000   Duke-Weeks Realty Corp...........................................................................     1,736,250
  55,000   Equity Office Properties Trust...................................................................     1,540,000
  40,000   Equity Residential Properties Trust..............................................................     2,081,200
  50,000   First Industrial Realty Trust, Inc...............................................................     1,582,000
  20,000   General Growth Properties, Inc...................................................................       699,000
  75,000   Healthcare Realty Trust, Inc.....................................................................     1,807,500
  70,000   Mack-Cali Realty Corp............................................................................     1,890,000
  70,000   Reckson Associates Realty Corp...................................................................     1,561,000
  30,000   Rouse Co. (The)..................................................................................       775,800

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
  75,000   Simon Property Group, Inc........................................................................  $  1,920,000
  45,000   Vornado Realty Trust.............................................................................     1,612,350
                                                                                                              ------------
                                                                                                                22,068,450
                                                                                                              ------------
           REGIONAL BANKS (1.2%)
  90,525   WestPac Banking Corp. Ltd. (ADR) (Australia).....................................................     2,804,464
                                                                                                              ------------
           SAVINGS BANKS (1.4%)
  60,000   Washington Mutual, Inc...........................................................................     3,285,000
                                                                                                              ------------
           TOBACCO (1.3%)
  65,000   Philip Morris Companies, Inc.....................................................................     3,084,250
                                                                                                              ------------

           TOTAL COMMON STOCKS
           (COST $112,749,649)..............................................................................   121,010,488
                                                                                                              ------------

           CONVERTIBLE PREFERRED STOCKS (11.8%)
           AUTO PARTS: O.E.M. (0.0%)
  94,000   BTI Capital Trust $3.25 - 144A*..................................................................        11,750
                                                                                                              ------------
           CONTAINERS/PACKAGING (1.1%)
  68,900   Sealed Air Corp. (Series A) $2.00................................................................     2,535,520
                                                                                                              ------------
           ELECTRIC UTILITIES (1.3%)
 117,000   Duke Energy Corp. $17.02.........................................................................     3,188,250
                                                                                                              ------------
           HOUSEHOLD/PERSONAL CARE (1.1%)
  38,500   Estee Lauder Co. $3.80...........................................................................     2,464,000
                                                                                                              ------------
           INDUSTRIAL MACHINERY (0.6%)
  69,000   Ingersoll-Rand Co. $1.688........................................................................     1,442,100
                                                                                                              ------------
           MAJOR BANKS (1.8%)
 155,900   National Australia Bank, Ltd. $1.97 (Australia) (Units)+.........................................     4,217,095
                                                                                                              ------------
           MOVIES/ENTERTAINMENT (0.5%)
  30,000   Six Flags, Inc. $4.05............................................................................     1,173,000
                                                                                                              ------------
           OIL REFINING/MARKETING (1.1%)
 200,000   Tesoro Petroleum Corp. $1.16.....................................................................     2,468,000
                                                                                                              ------------
           RAILROADS (0.8%)
  37,200   Union Pacific Capital Trust $3.13................................................................     1,814,355
                                                                                                              ------------
           REAL ESTATE INVESTMENT TRUSTS (0.7%)
  60,000   SL Green Realty Corp. $2.00......................................................................     1,740,000
                                                                                                              ------------
           REGIONAL BANKS (1.9%)
 126,500   CNB Capital Trust I $1.50........................................................................     4,554,000
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
           TOOLS/HARDWARE (0.9%)
 109,700   Metromedia International Group, Inc. $3.63.......................................................  $  2,040,420
                                                                                                              ------------

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (COST $34,869,646)...............................................................................    27,648,490
                                                                                                              ------------

PRINCIPAL
AMOUNT IN                                                                                   COUPON  MATURITY
THOUSANDS                                                                                    RATE     DATE
---------                                                                                   ------  --------
           CONVERTIBLE BONDS (14.2%)
           APPAREL/FOOTWEAR RETAIL (1.8%)
 $ 3,160   Genesco Inc....................................................................   5.50%  04/15/05     4,174,550
                                                                                                              ------------
           AUTO PARTS: O.E.M. (0.3%)
     300   Magna International, Inc. (Canada) - 144A*.....................................   4.875  02/15/05       285,111
     300   Tower Automotive, Inc. - 144A*.................................................   5.00   08/01/04       240,516
                                                                                                              ------------
                                                                                                                   525,627
                                                                                                              ------------
           BROADCASTING (0.6%)
   1,400   Clear Channel Communications, Inc..............................................   2.625  04/01/03     1,473,752
                                                                                                              ------------
           CABLE/SATELLITE TV (0.7%)
   1,750   EchoStar Communications Corp...................................................   4.875  01/01/07     1,534,435
                                                                                                              ------------
           CONTRACT DRILLING (0.2%)
     440   Diamond Offshore Drilling, Inc.................................................   3.75   02/15/07       451,717
                                                                                                              ------------
           ELECTRONIC COMPONENTS (0.4%)
   1,925   Solectron Corp. - 144A*........................................................   0.00   01/27/19       951,123
                                                                                                              ------------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (0.6%)
   2,000   SCI Systems, Inc...............................................................   3.00   03/15/07     1,502,660
                                                                                                              ------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.7%)
   1,690   Photronics Inc.................................................................   6.00   06/01/04     1,745,060
                                                                                                              ------------
           FINANCIAL PUBLISHING/SERVICES (0.9%)
   4,250   Aether Systems, Inc............................................................   6.00   03/22/05     2,088,875
                                                                                                              ------------
           HOSPITAL/NURSING MANAGEMENT (0.2%)
   1,295   Emeritus Corp. - 144A*.........................................................   6.25   01/01/06       364,491
     105   Sunrise Assisted Living, Inc. - 144A*..........................................   5.50   06/15/02        97,196
                                                                                                              ------------
                                                                                                                   461,687
                                                                                                              ------------
           INDUSTRIAL MACHINERY (0.9%)
   2,300   Thermo Fibertek, Inc. - 144A*..................................................   4.50   07/15/04     2,081,891
                                                                                                              ------------
           INTERNET SOFTWARE/SERVICES (1.2%)
   7,000   AT Home Corp...................................................................   0.525  12/28/18     2,750,370
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON  MATURITY
THOUSANDS                                                                                   RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
           MAJOR TELECOMMUNICATIONS (3.2%)
 $ 3,700   Bell Atlantic Financial Service - 144A* (exchangeable into Telecom Corporation
             of New Zealand common stock).................................................   5.75%  04/01/03  $  3,686,125
   3,700   Bell Atlantic Financial Service - 144A* (exchangeable into Cable & Wireless
             Communications common stock).................................................   4.25   09/15/05     3,700,000
                                                                                                              ------------
                                                                                                                 7,386,125
                                                                                                              ------------
           MEDICAL/NURSING SERVICES (0.0%)
     580   Alternative Living Services, Inc...............................................   5.25   12/15/02        58,163
                                                                                                              ------------
           METAL FABRICATIONS (0.1%)
     225   Hexcel Corp....................................................................   7.00   08/01/03       211,500
                                                                                                              ------------
           MOVIES/ENTERTAINMENT (0.1%)
     255   Speedway Motorsports, Inc......................................................   5.75   09/30/03       262,058
                                                                                                              ------------
           PACKAGED SOFTWARE (0.3%)
     350   Arbor Software Corp............................................................   4.50   03/15/05       279,528
   1,005   Network Associates, Inc........................................................   0.00   02/13/18       363,850
                                                                                                              ------------
                                                                                                                   643,378
                                                                                                              ------------
           PROPERTY - CASUALTY INSURERS (0.7%)
     640   Berkshire Hathaway, Inc........................................................   1.00   12/02/01     1,711,424
                                                                                                              ------------
           SEMICONDUCTORS (0.2%)
     310   STMicroelectronics NV (Netherlands)............................................   0.00   06/10/08       572,056
                                                                                                              ------------
           SERVICES TO THE HEALTH INDUSTRY (0.0%)
     150   Quadramed Corp.................................................................   5.25   05/01/05        70,500
      50   Quadramed Corp. - 144A*........................................................   5.25   05/01/05        23,500
                                                                                                              ------------
                                                                                                                    94,000
                                                                                                              ------------
           SPECIALTY TELECOMMUNICATIONS (0.0%)
     750   SA Telecommunications, Inc. - 144A* (a)........................................  10.00   08/15/06        22,734
                                                                                                              ------------
           TELECOMMUNICATION EQUIPMENT (1.1%)
   4,400   RF Micro Devices, Inc..........................................................   3.75   08/15/05     2,593,250
                                                                                                              ------------

           TOTAL CONVERTIBLE BONDS
           (COST $36,652,239)...............................................................................    33,296,435
                                                                                                              ------------

           CORPORATE BONDS (18.6%)
           ADVERTISING/MARKETING SERVICES (0.5%)
     145   Lamar Media Corp...............................................................   9.25   08/15/07       148,625
   1,000   Outdoor Systems, Inc...........................................................   8.875  06/15/07     1,061,250
                                                                                                              ------------
                                                                                                                 1,209,875
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON  MATURITY
THOUSANDS                                                                                   RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
           AEROSPACE & DEFENSE (0.1%)
 $   140   BE Aerospace, Inc. (Series B)..................................................   8.00%  03/01/08  $    135,800
                                                                                                              ------------
           ALTERNATIVE POWER GENERATION (0.0%)
      50   CalEnergy Co., Inc.............................................................   7.63   10/15/07        52,164
                                                                                                              ------------
           ALUMINUM (0.0%)
     100   Golden Northwest Aluminum......................................................  12.00   12/15/06        90,000
                                                                                                              ------------
           AUTO PARTS: O.E.M. (0.1%)
     175   Hayes Lemmerz International, Inc. (Series B)...................................   8.25   12/15/08       119,875
     100   Hayes Wheels International, Inc. (Series B)....................................   9.125  07/15/07        73,000
                                                                                                              ------------
                                                                                                                   192,875
                                                                                                              ------------
           BEVERAGES: NON-ALCOHOLIC (0.2%)
     165   Cott Corp. (Canada)............................................................   9.375  07/01/05       167,475
     350   Packaged Ice Inc. (Series B)...................................................   9.75   02/01/05       304,500
                                                                                                              ------------
                                                                                                                   471,975
                                                                                                              ------------
           BROADCASTING (0.1%)
     150   Emmis Communications Corp. (Series B)..........................................   8.125  03/15/09       142,125
     200   STC Broadcasting, Inc..........................................................  11.00   03/15/07       187,000
                                                                                                              ------------
                                                                                                                   329,125
                                                                                                              ------------
           CABLE/SATELLITE TV (1.0%)
     175   Echostar DBS Corp..............................................................   9.375  02/01/09       175,000
   2,000   Tele-Communications, Inc.......................................................   9.25   04/15/02     2,070,540
                                                                                                              ------------
                                                                                                                 2,245,540
                                                                                                              ------------
           CASINO/GAMING (0.1%)
     200   Boyd Gaming Corp...............................................................   9.25   10/01/03       199,000
                                                                                                              ------------
           CHEMICALS: AGRICULTURAL (0.0%)
     100   Scotts Company (The)...........................................................   8.625  01/15/09       101,000
                                                                                                              ------------
           CHEMICALS: SPECIALTY (2.6%)
   6,960   Huntsman Polymers Corp.........................................................  11.75   12/01/04     5,846,400
     175   Texas Petrochemicals Corp......................................................  11.125  07/01/06       144,375
                                                                                                              ------------
                                                                                                                 5,990,775
                                                                                                              ------------
           COAL (0.1%)
     175   P&L Coal Holdings Corp. (Series B).............................................   8.875  05/15/08       182,437
                                                                                                              ------------
           COMMERCIAL PRINTING/FORMS (0.1%)
     250   Von Hoffman Press, Inc. - 144A*................................................  10.875  05/15/07       230,000
                                                                                                              ------------
           CONSTRUCTION MATERIALS (1.2%)
   2,850   USG Corp. (Series B)...........................................................   9.25   09/15/01     2,821,500
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON  MATURITY
THOUSANDS                                                                                   RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
           CONTAINERS/PACKAGING (0.2%)
 $   225   Ball Corp......................................................................   7.75%  08/01/06  $    228,094
     125   Ball Corp......................................................................   8.25   08/01/08       127,187
     100   Consumers Packaging, Inc.......................................................   9.75   02/01/07         3,000
                                                                                                              ------------
                                                                                                                   358,281
                                                                                                              ------------
           DRUGSTORE CHAINS (0.8%)
   1,950   Thrifty PayLess Holdings, Inc..................................................  12.25   04/15/04     1,755,000
                                                                                                              ------------
           ELECTRIC UTILITIES (0.2%)
     100   CMS Energy Corp................................................................   7.50   01/15/09        94,477
     113   Niagara Mohawk Power (Series F)................................................   7.625  10/01/05       117,997
     175   Niagara Mohawk Power (Series G)................................................   7.75   10/01/08       182,233
     125   Niagara Mohawk Power (Series H)................................................  8.50++  07/01/10       107,766
                                                                                                              ------------
                                                                                                                   502,473
                                                                                                              ------------
           ELECTRICAL PRODUCTS (0.1%)
     335   Communications & Power Industries, Inc.
             (Series B)...................................................................  12.00   08/01/05       207,700
                                                                                                              ------------
           ENGINEERING & CONSTRUCTION (0.1%)
     225   Mastec Inc. (Series B).........................................................   7.75   02/01/08       212,062
                                                                                                              ------------
           FINANCE/RENTAL/LEASING (0.0%)
      25   Anthony Crane Rentals..........................................................  10.375  08/01/08        11,125
                                                                                                              ------------
           FINANCIAL CONGLOMERATES (0.0%)
      75   GS Escrow Corp.................................................................   7.125  08/01/05        73,022
                                                                                                              ------------
           FOOD DISTRIBUTORS (0.0%)
     100   Di Giorgio Corp................................................................  10.00   06/15/07        91,000
                                                                                                              ------------
           FOOD: SPECIALTY/CANDY (0.0%)
     100   Mrs. Fields Original (Series B)................................................  10.125  12/01/04        85,000
                                                                                                              ------------
           HOME BUILDING (0.2%)
      75   D.R. Horton Inc................................................................   8.00   02/01/09        72,750
      50   Standard Pacific Corp. (Series A)..............................................   8.00   02/15/08        48,063
     290   Williams Scotsman, Inc.........................................................   9.875  06/01/07       255,200
                                                                                                              ------------
                                                                                                                   376,013
                                                                                                              ------------
           HOME FURNISHINGS (1.7%)
   4,300   Dan River, Inc.................................................................  10.125  12/15/03     3,827,000
     200   Westpoint Stevens, Inc.........................................................   7.875  06/15/08       158,000
                                                                                                              ------------
                                                                                                                 3,985,000
                                                                                                              ------------
           HOTELS/RESORTS/CRUISELINES (0.2%)
     400   ITT Corp. (New)................................................................   7.375  11/15/15       357,792
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON  MATURITY
THOUSANDS                                                                                   RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
           MAJOR TELECOMMUNICATIONS (1.5%)
 $   225   RCN Corp.......................................................................   0.00%  10/15/07  $     60,750
   3,250   Sprint Spectrum L.P............................................................  11.00   08/15/06     3,481,335
                                                                                                              ------------
                                                                                                                 3,542,085
                                                                                                              ------------
           MEDIA CONGLOMERATES (0.9%)
   2,000   Time Warner Entertainment Co...................................................   9.625  05/01/02     2,087,960
                                                                                                              ------------
           MEDICAL/NURSING SERVICES (0.1%)
     225   Prime Medical Services Inc.....................................................   8.75   04/01/08       195,750
                                                                                                              ------------
           METAL FABRICATIONS (0.1%)
     200   International Wire Group (Series B)............................................  11.75   06/01/05       200,000
     100   Neenah Corp. (Series F)........................................................  11.125  05/01/07        48,000
                                                                                                              ------------
                                                                                                                   248,000
                                                                                                              ------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.2%)
     250   Iron Mountain, Inc.............................................................  10.125  10/01/06       263,125
      75   Iron Mountain, Inc.............................................................   8.75   09/30/09        76,313
      75   Pierce Leahy Command Co........................................................   8.125  05/15/08        72,750
                                                                                                              ------------
                                                                                                                   412,188
                                                                                                              ------------
           MISCELLANEOUS MANUFACTURING (0.1%)
     200   Ametek Inc.....................................................................   7.20   07/15/08       195,984
     155   Insilco Corp. (Series B).......................................................  12.00   08/15/07       147,250
                                                                                                              ------------
                                                                                                                   343,234
                                                                                                              ------------
           OIL & GAS PRODUCTION (0.1%)
     275   Magnum Hunter Resources, Inc...................................................  10.00   06/01/07       276,375
                                                                                                              ------------
           OTHER CONSUMER SERVICES (0.0%)
     100   Protection One Alarm Monitoring, Inc...........................................   7.375  08/15/05        78,000
                                                                                                              ------------
           OTHER CONSUMER SPECIALTIES (0.0%)
      95   Boyds Collection Ltd...........................................................   9.00   05/15/08        89,538
                                                                                                              ------------
           OTHER METALS/MINERALS (4.8%)
  10,500   Cyprus Amax Minerals Co........................................................  10.125  04/01/02    10,943,310
                                                                                                              ------------
           PUBLISHING: BOOKS/MAGAZINES (0.0%)
      50   Primedia, Inc..................................................................   7.625  04/01/08        48,750
                                                                                                              ------------
           PUBLISHING: NEWSPAPERS (0.6%)
     275   Garden State Newspapers (Series B).............................................   8.75   10/01/09       266,750
   1,000   Hollinger International Publishing, Inc........................................   9.25   02/01/06     1,030,000
                                                                                                              ------------
                                                                                                                 1,296,750
                                                                                                              ------------
           PULP & PAPER (0.1%)
     125   Paperboard Industrial International Inc........................................   8.375  09/15/07       107,500
     125   Specialty Paperboard, Inc. (Series B)..........................................   9.375  10/15/06       118,750
                                                                                                              ------------
                                                                                                                   226,250
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON  MATURITY
THOUSANDS                                                                                   RATE     DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
           REAL ESTATE DEVELOPMENT (0.1%)
 $   300   Forest City Enterprises, Inc...................................................   8.50%  03/15/08  $    288,000
                                                                                                              ------------
           RECREATIONAL PRODUCTS (0.0%)
     125   CSC Holdings, Inc..............................................................   7.625  07/15/18       113,078
                                                                                                              ------------
           REGIONAL BANKS (0.0%)
     100   American Business Information, Inc.............................................   9.50   06/15/08        68,000
                                                                                                              ------------
           SAVINGS BANKS (0.1%)
      50   Chevy Chase Savings Bank, F.S.B................................................   9.25   12/01/05        49,625
     100   Chevy Chase Savings Bank, F.S.B................................................   9.25   12/01/08        98,750
                                                                                                              ------------
                                                                                                                   148,375
                                                                                                              ------------
           SPECIALTY STORES (0.1%)
     175   Michaels Stores, Inc...........................................................  10.875  06/15/06       183,750
     175   Zale Corp. (Series B)..........................................................   8.50   10/01/07       166,250
                                                                                                              ------------
                                                                                                                   350,000
                                                                                                              ------------
           SPECIALTY TELECOMMUNICATIONS (0.1%)
     325   Level 3 Communications, Inc....................................................   9.125  05/01/08       232,375
                                                                                                              ------------
           TEXTILES (0.0%)
     100   Polymer Group Inc. (Series B)..................................................   8.75   03/01/08        46,000
                                                                                                              ------------
           WHOLESALE DISTRIBUTORS (0.1%)
     300   Home Interiors & Gifts Inc.....................................................  10.125  06/01/08       121,500
                                                                                                              ------------

           TOTAL CORPORATE BONDS
           (COST $48,736,051)...............................................................................    43,422,052

           SHORT-TERM INVESTMENT (3.1%)
           REPURCHASE AGREEMENT
   7,149   Joint repurchase agreement account (dated 03/30/00; proceeds $7,152,158) (b)
             (COST $7,149,000)............................................................   5.30   04/02/01     7,149,000
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED


                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
(COST $240,156,585) (C)...................................................................   99.4%  $ 232,526,465

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.6       1,295,342
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 233,821,807
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Resale is restricted to qualified institutional investors.
 + Consists of one or more classes of securities traded together as a unit; bonds with attached warrants.
++ Currently a zero coupon bond that will pay interest at the rate shown at a future specified date.
(a)  Non-income producing security; bond in default.
(b)  Collateralized by Federal Agency and U.S. Treasury obligations.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,261,264 and the aggregate gross unrealized depreciation is $25,891,384, resulting in net unrealized depreciation of $7,630,120.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $240,156,585).......................................  $232,526,465
Cash..........................................................................................           981
Receivable for:
    Interest..................................................................................     1,937,184
    Dividends.................................................................................       644,165
    Investments sold..........................................................................       440,387
    Shares of beneficial interest sold........................................................       120,028
Deferred organizational expenses..............................................................         7,764
Prepaid expenses and other assets.............................................................        45,664
                                                                                                ------------
     TOTAL ASSETS.............................................................................   235,722,638
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................     1,227,065
    Plan of distribution fee..................................................................       201,269
    Shares of beneficial interest repurchased.................................................       189,588
    Investment management fee.................................................................       152,238
Accrued expenses and other payables...........................................................       130,671
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     1,900,831
                                                                                                ------------
     NET ASSETS...............................................................................  $233,821,807
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $258,320,567
Net unrealized depreciation...................................................................    (7,630,120)
Accumulated undistributed net investment income...............................................     2,982,559
Accumulated net realized loss.................................................................   (19,851,199)
                                                                                                ------------
     NET ASSETS...............................................................................  $233,821,807
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................    $2,569,450
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       245,318
     NET ASSET VALUE PER SHARE................................................................        $10.47
                                                                                                ============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $11.05
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $208,283,908
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    19,874,908
     NET ASSET VALUE PER SHARE................................................................        $10.48
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................   $22,883,541
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     2,188,721
     NET ASSET VALUE PER SHARE................................................................        $10.46
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................       $84,908
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         8,109
     NET ASSET VALUE PER SHARE................................................................        $10.47
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Interest........................................................................................  $4,067,645
Dividends.......................................................................................   3,324,695
                                                                                                  ----------

     TOTAL INCOME...............................................................................   7,392,340
                                                                                                  ----------

EXPENSES
Plan of distribution fee (Class A shares).......................................................       2,423
Plan of distribution fee (Class B shares).......................................................   1,074,316
Plan of distribution fee (Class C shares).......................................................     114,837
Investment management fee.......................................................................     906,275
Transfer agent fees and expenses................................................................     164,300
Shareholder reports and notices.................................................................      41,496
Professional fees...............................................................................      35,898
Custodian fees..................................................................................      19,351
Organizational expenses.........................................................................      16,284
Registration fees...............................................................................      12,076
Trustees' fees and expenses.....................................................................       8,628
Other...........................................................................................       9,763
                                                                                                  ----------

     TOTAL EXPENSES.............................................................................   2,405,647
                                                                                                  ----------

     NET INVESTMENT INCOME......................................................................   4,986,693
                                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...............................................................................     393,694
Net change in unrealized depreciation...........................................................   2,331,015
                                                                                                  ----------

     NET GAIN...................................................................................   2,724,709
                                                                                                  ----------

NET INCREASE....................................................................................  $7,711,402
                                                                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX              FOR THE YEAR
                                                                   MONTHS ENDED                 ENDED
                                                                  MARCH 31, 2001          SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income....................................          $  4,986,693              $ 13,319,004
Net realized gain (loss).................................               393,694               (18,829,120)
Net change in unrealized depreciation....................             2,331,015                10,092,703
                                                                   ------------              ------------

     NET INCREASE........................................             7,711,402                 4,582,587
                                                                   ------------              ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares.......................................               (65,227)                 (259,840)
    Class B shares.......................................            (4,442,106)              (11,009,664)
    Class C shares.......................................              (501,913)               (1,295,836)
    Class D shares.......................................                (1,994)                  (66,785)
Net realized gain
    Class A shares.......................................           --                           (425,264)
    Class B shares.......................................           --                        (11,062,251)
    Class C shares.......................................           --                         (1,329,137)
    Class D shares.......................................           --                            (25,446)
                                                                   ------------              ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS...................            (5,011,240)              (25,474,223)
                                                                   ------------              ------------
Net decrease from transactions in shares of beneficial
  interest...............................................           (21,469,985)             (128,727,015)
                                                                   ------------              ------------

     NET DECREASE........................................           (18,769,823)             (149,618,651)
                                                                   ------------              ------------

NET ASSETS:
Beginning of period......................................           252,591,630               402,210,281
                                                                   ------------              ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $2,982,559 AND $3,007,106, RESPECTIVELY).............          $233,821,807              $252,591,630
                                                                   ============              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Income Builder Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund seeks to achieve its objective by investing primarily in income-producing equity securities, including common and preferred stocks as well as convertible securities. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $164,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets in excess of $500 million.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $16,925,074 at March 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 0.96%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $250,973 and $39, respectively and received $2,335 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2001 aggregated $34,434,557 and $52,566,200, respectively.

For the six months ended March 31, 2001, the Fund incurred $37,205 in brokerage commissions with Morgan Stanley DW Inc., ("MSDW") an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At March 31, 2001, included in the Fund's payable for investments purchased and receivable for investments sold are $181,475 and $440,387 respectively, for unsettled trades with MSDW.

For the six months ended March 31, 2001, the Fund incurred $2,282 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $2,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                               FOR THE SIX                    FOR THE YEAR
                                                              MONTHS ENDED                        ENDED
                                                             MARCH 31, 2001                SEPTEMBER 30, 2000
                                                        -------------------------      ---------------------------
                                                               (UNAUDITED)
                                                          SHARES        AMOUNT           SHARES         AMOUNT
                                                        ----------   ------------      -----------   -------------
CLASS A SHARES
Sold..................................................      12,743   $    134,261          165,350   $   1,746,960
Reinvestment of dividends and distributions...........       5,403         55,242           49,956         516,422
Redeemed..............................................     (49,985)      (520,997)      (1,080,681)    (11,152,505)
                                                        ----------   ------------      -----------   -------------
Net decrease - Class A................................     (31,839)      (331,494)        (865,375)     (8,889,123)
                                                        ----------   ------------      -----------   -------------

CLASS B SHARES
Sold..................................................   1,013,005     10,752,512        2,079,343      21,898,681
Reinvestment of dividends and distributions...........     328,106      3,356,285        1,715,995      17,730,597
Redeemed..............................................  (3,020,484)   (31,658,411)     (13,931,822)   (146,329,936)
                                                        ----------   ------------      -----------   -------------
Net decrease - Class B................................  (1,679,373)   (17,549,614)     (10,136,484)   (106,700,658)
                                                        ----------   ------------      -----------   -------------

CLASS C SHARES
Sold..................................................      68,874        749,038           86,384         904,529
Reinvestment of dividends and distributions...........      38,657        394,676          216,767       2,235,520
Redeemed..............................................    (393,748)    (4,099,633)      (1,556,094)    (16,250,626)
                                                        ----------   ------------      -----------   -------------
Net decrease - Class C................................    (286,217)    (2,955,919)      (1,252,943)    (13,110,577)
                                                        ----------   ------------      -----------   -------------

CLASS D SHARES
Sold..................................................       1,435         15,574          214,024       2,220,160
Reinvestment of dividends and distributions...........         122          1,249            2,726          28,226
Redeemed..............................................     (62,228)      (649,781)        (215,266)     (2,275,043)
                                                        ----------   ------------      -----------   -------------
Net increase (decrease) - Class D.....................     (60,671)      (632,958)           1,484         (26,657)
                                                        ----------   ------------      -----------   -------------
Net decrease in Fund..................................  (2,058,100)  $(21,469,985)     (12,253,318)  $(128,727,015)
                                                        ==========   ============      ===========   =============

6. FEDERAL INCOME TAX STATUS

At September 30, 2000 the Fund had a net capital loss carryover of approximately $4,600,000 which will be available through September 30, 2008 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $14,902,000 during fiscal 2000.

At September 30, 2000, the Fund's had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales.

7. CHANGE IN ACCOUNTING POLICY

Effective October 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and, as required, being amortizing premiums on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in a decrease in the cost of securities and a corresponding increase to unrealized appreciation/depreciation based on securities held as of September 30, 2001.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                  FOR THE SIX           FOR THE YEAR ENDED SEPTEMBER 30,         JULY 28, 1997*
                                                  MONTHS ENDED         ----------------------------------           THROUGH
                                                 MARCH 31, 2001          2000         1999         1998        SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period...........      $10.36             $10.98       $11.18       $12.81             $12.20
                                                     ------             ------       ------       ------             ------

Income (loss) from investment operations:
   Net investment income.......................        0.26               0.53         0.58         0.59               0.12
   Net realized and unrealized gain (loss).....        0.11              (0.26)        0.54        (1.12)              0.61
                                                     ------             ------       ------       ------             ------

Total income (loss) from investment
 operations....................................        0.37               0.27         1.12        (0.53)              0.73
                                                     ------             ------       ------       ------             ------

Less dividends and distributions from:
   Net investment income.......................       (0.26)             (0.51)       (0.62)       (0.51)             (0.12)
   Net realized gain...........................          --              (0.38)       (0.70)       (0.59)                --
                                                     ------             ------       ------       ------             ------

Total dividends and distributions..............       (0.26)             (0.89)       (1.32)       (1.10)             (0.12)
                                                     ------             ------       ------       ------             ------

Net asset value, end of period.................      $10.47             $10.36       $10.98       $11.18             $12.81
                                                     ======             ======       ======       ======             ======

TOTAL RETURN+..................................        3.68%(1)           2.71%       10.15%       (4.67)%             5.95%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................        1.18%(2)(3)        1.21%(3)     1.17%(3)     1.17 %(3)          1.28%(2)

Net investment income..........................        4.94%(2)(3)        4.92%(3)     5.02%(3)     4.61 %(3)          5.77%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........      $2,569             $2,872      $12,541      $10,073             $1,047

Portfolio turnover rate........................          15%(1)             38%          36%          58 %               74%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                     FOR THE SIX                  FOR THE YEAR ENDED SEPTEMBER 30,               JUNE 26, 1996*
                                     MONTHS ENDED          -----------------------------------------------          THROUGH
                                   MARCH 31, 2001++         2000++       1999++       1998++      1997**++     SEPTEMBER 30, 1996
---------------------------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period..........................        $10.37              $10.98       $11.18       $12.81       $10.23            $10.00
                                         ------              ------       ------       ------       ------            ------

Income (loss) from investment
 operations:
   Net investment income.........          0.22                0.44         0.50         0.50         0.46              0.08
   Net realized and unrealized
   gain (loss)...................          0.11               (0.23)        0.53        (1.11)        2.54              0.23
                                         ------              ------       ------       ------       ------            ------

Total income (loss) from
 investment operations...........          0.33                0.21         1.03        (0.61)        3.00              0.31
                                         ------              ------       ------       ------       ------            ------

Less dividends and distributions
 from:
   Net investment income.........         (0.22)              (0.44)       (0.53)       (0.43)       (0.41)            (0.08)
   Net realized gain.............            --               (0.38)       (0.70)       (0.59)       (0.01)               --
                                         ------              ------       ------       ------       ------            ------

Total dividends and
 distributions...................         (0.22)              (0.82)       (1.23)       (1.02)       (0.42)            (0.08)
                                         ------              ------       ------       ------       ------            ------

Net asset value, end of period...        $10.48              $10.37       $10.98       $11.18       $12.81            $10.23
                                         ======              ======       ======       ======       ======            ======

TOTAL RETURN+....................          3.35%(1)            2.00%        9.31%       (5.29)%      29.83%             3.10%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................          2.00%(2)(3)         1.97%(3)     1.90%(3)     1.80 %(3)     1.85%            2.25%(2)

Net investment income............          4.12%(2)(3)         4.16%(3)     4.29%(3)     3.98 %(3)     4.16%            3.60%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.......................      $208,284            $223,413     $348,070     $416,909     $358,973          $148,142

Portfolio turnover rate..........            15%(1)              38%          36%          58 %         74%                7%(1)

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997 the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                   FOR THE SIX           FOR THE YEAR ENDED SEPTEMBER 30,        JULY 28, 1997*
                                                   MONTHS ENDED         ----------------------------------          THROUGH
                                                  MARCH 31, 2001          2000         1999         1998       SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period............       $10.34            $10.96       $11.16       $12.80            $12.20
                                                       ------            ------       ------       ------            ------

Income (loss) from investment operations:
   Net investment income........................         0.22              0.44         0.48         0.50              0.10
   Net realized and unrealized gain (loss)......         0.12             (0.24)        0.55        (1.12)             0.61
                                                       ------            ------       ------       ------            ------

Total income (loss) from investment
 operations.....................................         0.34              0.20         1.03        (0.62)             0.71
                                                       ------            ------       ------       ------            ------

Less dividends and distributions from:
   Net investment income........................        (0.22)            (0.44)       (0.53)       (0.43)            (0.11)
   Net realized gain............................           --             (0.38)       (0.70)       (0.59)               --
                                                       ------            ------       ------       ------            ------

Total dividends and distributions...............        (0.22)            (0.82)       (1.23)       (1.02)            (0.11)
                                                       ------            ------       ------       ------            ------

Net asset value, end of period..................       $10.46            $10.34       $10.96       $11.16            $12.80
                                                       ======            ======       ======       ======            ======

TOTAL RETURN+...................................         3.38%(1)          2.01%        9.38%       (5.38)%            5.79%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................         1.96%(2)(3)       1.96%(3)     1.90%(3)     1.92 %(3)         1.98%(2)

Net investment income...........................         4.16%(2)(3)       4.17%(3)     4.29%(3)     3.86 %(3)         4.61%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........      $22,884           $25,594      $40,859       $5,630              $987

Portfolio turnover rate.........................           15%(1)            38%          36%          58 %              74%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                   FOR THE SIX           FOR THE YEAR ENDED SEPTEMBER 30,        JULY 28, 1997*
                                                   MONTHS ENDED         ----------------------------------          THROUGH
                                                  MARCH 31, 2001          2000         1999         1998       SEPTEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period............       $10.36            $10.99       $11.18       $12.82            $12.20
                                                       ------            ------       ------       ------            ------

Income (loss) from investment operations:
   Net investment income........................         0.25              0.54         0.60         0.64              0.12
   Net realized and unrealized gain (loss)......         0.13             (0.24)        0.55        (1.15)             0.62
                                                       ------            ------       ------       ------            ------

Total income (loss) from investment
 operations.....................................         0.38              0.30         1.15        (0.51)             0.74
                                                       ------            ------       ------       ------            ------

Less dividends and distributions from:
   Net investment income........................        (0.27)            (0.55)       (0.64)       (0.54)            (0.12)
   Net realized gain............................           --             (0.38)       (0.70)       (0.59)               --
                                                       ------            ------       ------       ------            ------

Total dividends and distributions...............        (0.27)            (0.93)       (1.34)       (1.13)            (0.12)
                                                       ------            ------       ------       ------            ------

Net asset value, end of period..................       $10.47            $10.36       $10.99       $11.18            $12.82
                                                       ======            ======       ======       ======            ======

TOTAL RETURN+...................................         3.78%(1)          2.98%       10.51%       (4.46)%            5.98%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................         1.00%(2)(3)       0.97%(3)     0.93%(3)     0.92 %(3)         0.96%(2)

Net investment income...........................         5.12%(2)(3)       5.16%(3)     5.26%(3)     4.86 %(3)         5.41%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........          $85              $712         $740         $618               $21

Portfolio turnover rate.........................           15%(1)            38%          36%          58 %              74%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       26

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Catherine Maniscalco
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


=========================================================================

MORGAN STANLEY
DEAN WITTER
INCOME BUILDER
FUND




[GRAPHIC]


SEMIANNUAL REPORT
MARCH 31, 2001